Shareholder Report, Holdings (Details)_8	Jun. 30, 2024
Initial Class | Corporate Debt [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
Initial Class | U.S. Government Agency Obligations and Instrumentalities [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
Initial Class | Non-U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
Initial Class | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
Initial Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Initial Class | Investment of Cash Collateral from Securities Loaned [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Initial Class | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Initial Class | Sovereign Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Service Class | Corporate Debt [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
Service Class | U.S. Government Agency Obligations and Instrumentalities [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
Service Class | Non-U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
Service Class | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
Service Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Service Class | Investment of Cash Collateral from Securities Loaned [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Service Class | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Service Class | Sovereign Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%